Intangible Assets, Net - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Net balance, beginning	¥ 201	$ 28	¥ 286	¥ 286	$ 40
Amortization expense	(34)	$ (5)	(50)	(85)	(12)	¥ (85)
Net balance, ending				201	$ 28	286
Purchased software [Member]
Finite-Lived Intangible Assets [Line Items]
Net balance, beginning	201		286	286
Amortization expense				(85)
Net balance, ending				201		286
Internal -use software [Member]
Finite-Lived Intangible Assets [Line Items]
Net balance, beginning
Amortization expense
Net balance, ending